FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ 1,587
Other comprehensive income	28,684
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(1,587)
Other comprehensive income	(28,684)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	3,200
Unhedged acquisitions of tangible and intangible assets	$ 5,700
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	94.10%	85.50%
Long-term debt, floating-rate debt (in percent)	5.90%	14.50%
Estimated sensitivity on interest payments	$ 1,800
Increase of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(1,558)
Other comprehensive income	(8,948)
Decrease of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	1,558
Other comprehensive income	$ 8,948